Stock Based Compensation Plans: (Details 2) (USD $)	12 Months Ended
Dec. 31, 2014
Stock Based Compensation Plans: [Abstract]
Outstanding Options Number: $1.82 - $1.82	2,567,500
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	$ 3,517,475
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1 year 4 days
Exercisable Options Number: $1.82 - $1.82	2,567,500
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	3,517,475
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1 year 4 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	1,206,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	6 years 161 days
Exercisable Options Number: $1.92 - $1.92	950,000
Exercisable Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 - $1.92	1,206,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	6 years 161 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 - $2.89	486,150
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	2 years 29 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 - $2.89	486,150
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	2 years 29 days
Outstanding Options Number: $3.00 - $3.00	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 - $3.00	47,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	3 years 161 days
Exercisable Options Number: $3.00 - $3.00	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 - $3.00	47,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	3 years 161 days
Outstanding Options Number: $4.02 - $4.02	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 - $4.02	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 - $4.02	0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02 - $4.02	9 years 204 days
Exercisable Options Number: $4.02 - $4.02	103,331
Exercisable Options Weighted Average Exercise Price: $4.02 - $4.02	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 - $4.02	0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02 - $4.02	9 years 204 days
Outstanding Options Number: $1.82 - $4.02	5,698,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $4.02	$ 2.31
Outstanding Options Aggregate Intrinsic Value: $1.82 - $4.02	5,257,625
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	2 years 288 days
Exercisable Options Number: $1.82 - $4.02	5,491,331
Exercisable Options Weighted Average Exercise Price: $1.82 - $4.02	$ 2.25
Exercisable Options Aggregate Intrinsic Value: $1.82 - $4.02	$ 5,257,625
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	2 years 197 days